Revenue from contracts with customers	12 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers

Note 4 — Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The principal revenue activities of the Company for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the Year Ended March 31,
Revenue categories	2025	2024	2023
Revenue from test kit sales	$6,331	$156,419	$8,561
Total Revenue	$6,331	$156,419	$8,561

For the years ended March 31, 2025, 2024, and 2023, 100% of the revenue derived from the Company's ViraxClear and ViraxVet test kit distribution. Revenues have decreased from the prior year due to the Company's decreasing focus on the ViraxClear and ViraxVet platforms.

Accounting policies and significant judgments

Management does not consider there to be any significant judgments or estimates in the revenue recognition for the years ended March 31, 2025, 2024 and 2023.